Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended																		1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 30, 2012 Cost of sales	Jul. 02, 2011 Cost of sales	Jul. 03, 2010 Cost of sales	Jun. 30, 2012 Research and development	Jul. 02, 2011 Research and development	Jul. 03, 2010 Research and development	Jun. 30, 2012 Selling, general and administrative	Jul. 02, 2011 Selling, general and administrative	Jul. 03, 2010 Selling, general and administrative	Jun. 30, 2012 Full Value Awards - Total	Jul. 02, 2011 Full Value Awards - Total	Jul. 03, 2010 Full Value Awards - Total	Jun. 30, 2012 Full Value Awards - Total Minimum	Jun. 30, 2012 Full Value Awards - Total Maximum	Jun. 30, 2012 Restricted Stock Units with Market Conditions (MSU)	Nov. 30, 2010 Stock Option Exchange	Nov. 05, 2010 Stock Option Exchange	Jun. 30, 2012 Stock Option Plans Minimum	Jun. 30, 2012 Stock Option Plans Maximum	Jun. 30, 1998 1998 Employee Stock Purchase Plan	Jun. 30, 2012 1998 Employee Stock Purchase Plan	Jun. 30, 2012 2003 Plan	Nov. 30, 2010 2003 Plan	Nov. 12, 2008 2003 Plan	Nov. 14, 2006 2003 Plan	May 02, 2010 2005 Plan	Aug. 17, 2005 2005 Plan
Stock-Based Benefit Plans
Stock options and Full Value Awards issued and outstanding (in shares)	15,300,000
Vesting period																1 year	4 years	3 years			3 years	4 years
Stock awards expiration period																					5 years	10 years
Common stock added to the pool of shares reserved for issuance under the plan (in shares)																										12,200,000	12,000,000	12,500,000	800,000
The number of shares by which the shares reserved will be reduced for every future grant of Full Value Awards																									1.5
Maximum number of shares that may be granted to any employee in any fiscal year (in shares)																									1,000,000
Shares reserved for issuance under stock awards (in shares)																							50,000,000							16,000,000
Common stock available for grant under stock awards (in shares)	12,600,000																							6,300,000
Discount rate provided under purchase plan (as a percent)																							15.00%	5.00%
Look-back period																							2 years	6 months
Exercise price (in dollars per share)													$ 0
Impact on the Company's results of operations of recording stock-based compensation
Stock-based compensation cost	$ 48.6	$ 40.9	$ 42.4	$ 7.7	$ 5.4	$ 5.2	$ 11.6	$ 8.6	$ 8.7	$ 29.3	$ 26.9	$ 28.5	$ 35.7	$ 26.7	$ 25.7									$ 2.1
Stock-based compensation capitalized to inventory	2.0
Stock Option Exchange
Stock options tendered pursuant to the exchange offers (in shares)																				3,555,241
Percentage of eligible stock options tendered to total stock options eligible for exchange pursuant to the exchange offers																				83.00%
Restricted stock units received as a result of conversion (in shares)																				230,494
Replacement options received as a result of conversion (in shares)																				64,763
Grant date fair value of the new RSUs and exercise price of replacement option (in dollars per share)																				$ 11.40
Cash paid to employees received less than 100 RSUs or replacement options																				0.2
Incremental cost related to cancellation of stock options																			0.4
Unamortized expense related to cancellation of stock options																				$ 0.2
Minimum period during which incremental cost and unamortized compensation cost will be recognized																			1 year
Maximum period during which incremental cost and unamortized compensation cost will be recognized																			2 years